SHARE BASED COMPENSATION EXPENSES (Details) - USD ($)		12 Months Ended
	Feb. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		$ 247,817	$ 0	$ 0
Unrecognized share-based compensation		$ 4,822,159
Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to purchase ordinary shares	1,700,000
Reduction in total number of stock options due to reverse stock split	637,500